Other Comprehensive Income/(Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Statement of Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income/(loss) at December 31 were as follows:

$ in millions	2012	2011	2010
Net unrealized gains/(losses) on available-for-sale investments	7.9	(2.2)	10.1
Tax on unrealized gains/(losses) on available-for-sale investments	(1.8)	(0.6)	(2.4)
Accumulated other comprehensive income/(loss) of equity method investments	2.1	(4.3)	2.9
Cumulative foreign currency translation adjustments	598.6	452.7	524.6
Tax on cumulative foreign currency translation adjustments	3.1	2.5	2.0
Employee benefit plan liability adjustments	(102.6)	(98.2)	(55.8)
Tax on employee benefit plan liability adjustments	23.2	23.4	14.1
Total accumulated other comprehensive income, net of tax	530.5	373.3	495.5

Total other comprehensive income details
Total other comprehensive income/(loss) details are presented below for the years ended December 31.

$ in millions	2012	2011	2010
Net income	587.3	622.0	636.8
Unrealized holding gains and losses on available-for-sale investments*	14.0	(12.2)	11.5
Tax on unrealized holding gains and losses on available-for-sale investments	(1.0)	1.7	(2.7)
Comprehensive income of equity method investments	6.4	(7.2)	2.9
Reclassification adjustments for net (gains) and losses on available-for-sale investments included in net income	(3.9)	(0.1)	(1.6)
Tax on reclassification adjustments for gains (losses) on available-for-sale investments included in net income	(0.2)	0.1	1.9
Foreign currency translation adjustments**	145.0	(48.8)	77.3
Tax on foreign currency translation adjustments	0.6	0.5	—
Adjustments to employee benefit plan liability	(4.4)	(42.4)	18.7
Tax on adjustments to employee benefit plan liability	(0.2)	9.3	(6.2)
Total comprehensive income	743.6	522.9	738.6

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*
The company adopted guidance now encompassed in ASC Topic 810 on January 1, 2010, resulting in the consolidation of certain CLOs. Upon adoption, accumulated other comprehensive income was reduced by $5.2 million, as accumulated net unrealized gains at January 1, 2010 relating to the company's investments in certain CLOs were reclassified into retained earnings upon their consolidation.

**
Included in this amount are net losses of $0.9 million for the year ended December 31, 2012 related to foreign currency translation adjustments attributable to consolidated investment products (year ended December 31, 2011: net gains of $23.1 million; December 31, 2010: net losses of $5.3 million). Of this amount, gross losses of $6.3 million are reclassified from accumulated other comprehensive income into retained earnings appropriated for investors in consolidated investment products (year ended December 31, 2011: gains of $8.7 million; December 31, 2010: losses of $5.3 million).